Restricted Net Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets
Percentage of after-tax profit required to be appropriated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIE's shall be transferred	50.00%
Amount of restricted net assets of the Group's PRC subsidiaries and the Affiliated PRC Entities	¥ 647,559.0
Percentage on total consolidated net assets	66.10%
Bank deposits	¥ 30.0	¥ 30.4